Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	₩ 500,845	₩ 725,516	₩ 463,618
Segment operating profit	85,384	160,367	104,708
Operating Segments
Disclosure of operating segments [line items]
Segment revenue	579,821	815,372	533,428
Revenue	500,845	725,516	463,618
Depreciation/Amortization	9,233	7,658	7,062
Segment operating profit	85,384	160,367	104,708
Operating Segments | Online
Disclosure of operating segments [line items]
Segment revenue	90,832	96,487	107,326
Revenue	76,989	81,017	89,257
Depreciation/Amortization	1,725	1,436	1,349
Segment operating profit	34,211	44,107	45,832
Operating Segments | Mobile
Disclosure of operating segments [line items]
Segment revenue	465,026	697,736	404,362
Revenue	405,676	629,604	358,771
Depreciation/Amortization	2,699	2,158	1,873
Segment operating profit	55,371	122,107	58,357
Operating Segments | Others
Disclosure of operating segments [line items]
Segment revenue	23,963	21,149	21,740
Revenue	18,180	14,895	15,590
Depreciation/Amortization	4,809	4,064	3,840
Segment operating profit	(4,198)	(5,847)	519
Inter- Segment Eliminations
Disclosure of operating segments [line items]
Revenue	(78,976)	(89,856)	(69,810)
Inter- Segment Eliminations | Online
Disclosure of operating segments [line items]
Revenue	(13,843)	(15,470)	(18,069)
Inter- Segment Eliminations | Mobile
Disclosure of operating segments [line items]
Revenue	(59,350)	(68,132)	(45,591)
Inter- Segment Eliminations | Others
Disclosure of operating segments [line items]
Revenue	₩ (5,783)	₩ (6,254)	₩ (6,150)